Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 23, 2009	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2008
Revenue	$ 63,996	$ 119,851	$ 196,986	$ 209,532
Operating costs	65,197	111,621	187,053	196,615
Depreciation and amortization	1,105	6,128	5,943	4,932
Corporate general and administrative expenses	4,092	9,822	11,076	15,001
Goodwill impairment	0	0	0	126,423
Restructuring charges	1,057	507	269	10,590
Special charges	12,699	3,033	5,448	11,624
Total expenses	84,150	131,111	209,789	365,185
Operating loss	(20,154)	(11,260)	(12,803)	(155,653)
Interest expense	1,331	2,726	7,624	10,633
Other (income) expense	(295)	(5)	1,688	(208)
Loss from continuing operations before income tax	(21,190)	(13,981)	(22,115)	(166,078)
Income tax benefit from continuing operations	(5,985)	(10,431)	(7,922)	(43,149)
Net loss from continuing operations	(15,205)	(3,550)	(14,193)	(122,929)
Net loss from discontinued operations, net of income taxes	(3,756)	(60,050)	(17,064)	(304,634)
Net loss	(18,961)	(63,600)	(31,257)	(427,563)
Net loss attributable to common stockholders	$ (22,037)	$ (145,148)	$ (31,257)	$ (430,644)
Common Stock
Continuing operations	$ (36.2)	$ (6.89)	$ (0.68)	$ (257.12)
Discontinued operations	$ (7.44)	$ (4.86)	$ (0.82)	$ (621.61)
Net income (loss)	$ (43.64)	$ (11.75)	$ (1.5)	$ (878.73)
Weighted average shares outstanding:
Basic and diluted	505	12,351	20,833	490
Common Class B [Member]
Common Stock
Continuing operations	$ 0.00	$ 0.00		$ 0.00
Discontinued operations	$ 0.00	$ 0.00		$ 0.00
Net income (loss)	$ 0.00	$ 0.00		$ 0.00
Weighted average shares outstanding:
Basic and diluted	1	0		1